BUSINESS ACQUISITIONS AND GOODWILL (Details 2) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Business Acquisition [Line Items]
Goodwill	$ 951,346	$ 1,030,399
Conbridge College [Member]
Business Acquisition [Line Items]
Working capital acquired		11,947
Furniture and equipment		2,198
Intangible assets		41,578
Noncontrolling interest		(6,345)
Goodwill	$ 0	24,250
Total consideration		$ 73,628